Due to Owners, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Due to owners, net	$ 8,322	$ 11,131
Affiliated owners
Related Party Transaction [Line Items]
Due to owners, net	100	1,409
Unaffiliated owners
Related Party Transaction [Line Items]
Due to owners, net	$ 8,222	$ 9,722